Income Tax (Details) - Schedule of Unrecognized Tax Benefits Related to the Company's Uncertain Tax Positions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Unrecognized Tax Benefits Related to the Companys Uncertain Tax Positions [Abstract]
Gross beginning balance	$ 2,960,155	$ 1,638,673	$ 1,562,330
Gross increase to tax positions in the current period	3,606,873	1,321,482	76,343
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Less from discontinued operations
Gross ending balance from continuing operations	$ 6,567,028	$ 2,960,155	$ 1,638,673